Leases - Additional Information (Detail)	Dec. 31, 2020
Minimum [Member]
Lessee, Lease, Description [Line Items]
Operating lease term (in years)	3 years
Operating lease renewal term (in years)	3 years
Maximum [Member]
Lessee, Lease, Description [Line Items]
Operating lease term (in years)	7 years
Operating lease renewal term (in years)	5 years